Provisions - Schedule of Provisions (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Provisions [Abstract]
Balance	RM 441,353	$ 104,845	RM 494,280
Add: Provision for warranty during the year/period	303,489	72,095	202,929
Less: Unclaimed warranty during the year/period	(334,850)	(79,545)	(255,856)
Balance	RM 409,992	$ 97,395	RM 441,353